Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended
	Jan. 08, 2024	Sep. 11, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Jan. 05, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, the Company is required to disclose in its proxy statement information that shows the relationship between “Compensation Actually Paid” as defined in Item 402(v) of Regulation S-K and the financial performance of the Company. The following table provides compensation, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid,” as computed in accordance with SEC rules, for our principal executive officer (PEO) and our other Named Executive Officers for each of the years presented below other than the PEO (such other Named Executive Officers, the “Non-PEO NEOs”). In accordance with SEC rules, the table also provides information on our cumulative TSR, the cumulative TSR of a peer group, net income, and a Company-selected measure, companywide net sales.

“Compensation Actually Paid” does not necessarily reflect the target value of compensation as approved by our Compensation and Talent Development Committee or the value of compensation actually earned, realized, or received by the Company’s NEOs. The Compensation and Talent Development Committee did not consider the “Compensation Actually Paid” in making its pay decisions for any of the years shown.

	SUMMARY COMPEN- SATION TABLE	SUMMARY COMPEN- SATION TABLE	SUMMARY COMPEN- SATION TABLE	SUMMARY COMPEN- SATION TABLE	COMPEN- SATION ACTUALLY	COMPEN- SATION ACTUALLY	COMPEN- SATION ACTUALLY	COMPEN- SATION ACTUALLY	AVERAGE SUMMARY COMPEN- SATION TOTAL FOR TABLE	AVERAGE COMPEN- SATION ACTUALLY PAID TO	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: [4]			COMPANY-
YEAR	TOTAL FOR PEO 1¹ ($)	TOTAL FOR PEO 2¹ ($)	TOTAL FOR PEO 3¹ ($)	TOTAL FOR PEO 4¹ ($)	PAID TO PEO 1¹˒²˒³ ($)	PAID TO PEO 2¹˒²˒³ ($)	PAID TO PEO 3¹˒²˒³ ($)	PAID TO PEO 4¹˒²˒³ ($)	NON-PEO NEOS 1 ($)	NON-PEO NEOS 1,2,3 ($)	TSR ($)	Peer Group TSR ($)	NET INCOME ($ MILLIONS)	WIDE NET SALES⁵ ($ MILLIONS)

(a)	(b)	(b)	(b)		(c)	(c)	(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	—	—	0	7,310,039	—	—	—	3,281,004	2,171,158	1,240,060	35.27	103.59	-92.19	822.31
2024	—	—	41,804	10,629,953	—	—	94,783	14,627,008	2,690,777	3,049,603	37.81	150.42	-126.00	799.49
2023	15,628,123	6,484,267	2,615,890	—	2,339,023	(1,199,925)	2,578,673	—	2,275,647	521,034	29.19	130.16	-151.40	746.64
2022	6,316,051	—	—	—	5,003,168	—	—	—	2,133,026	1,363,185	44.46	120.91	-19.75	460.71
2021	5,340,865	—	—	—	723,446	—	—	—	1,791,220	673,740	67.32	169.55	-38.38	464.48

(1) Jon C. Serbousek (PEO 1) was our CEO for each year presented until January 5, 2023. Keith C. Valentine (PEO 2) was our CEO from January 5, 2023 through September 11, 2023. Catherine Burzik (PEO 3) was our Interim CEO from September 11, 2023 through January 8, 2024. Massimo Calafiore (PEO 4) became our CEO on January 8, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Douglas C. Rice	Douglas C. Rice	Geoffrey C. Gillespie	Julie Andrews	Julie Andrews
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	J. Andrés Cedrón	J. Andrés Cedrón
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Geoffrey C. Gillespie	Patrick Fisher
Paul W. Gonsalves	Paul W. Gonsalves	John Bostjancic	Max Reinhardt	Aviva McPherron
		Douglas C. Rice	Lucas Vitale
		Puja Leekha	Kimberley A. Elting
Patrick L. Keran

(2) The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 4 ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR PEO 4 ($)	INCLUSION OF EQUITY VALUES FOR PEO 4 ($)	COMPENSATION ACTUALLY PAID TO PEO 4 ($)

2025	7,310,039	(5,999,997)	1,970,962	3,281,004

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)

2025	2,171,158	(1,437,506)	506,408	1,240,060

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 4 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 4 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 4 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 4 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 4 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR PEO 4 ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR PEO 4 ($)

2025	3,394,888	(1,408,408)	—	(15,518)	—	—	1,970,962

YEAR	AVERAGE YEAR- END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON- PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)

2025	813,358	(240,475)	—	(66,475)	—	—	506,408

(4) The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined companywide net sales to be the most important financial performance measure used to link Company performance to “Compensation Actually Paid” to our NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			ompanywide net sales
Named Executive Officers, Footnote

(1) Jon C. Serbousek (PEO 1) was our CEO for each year presented until January 5, 2023. Keith C. Valentine (PEO 2) was our CEO from January 5, 2023 through September 11, 2023. Catherine Burzik (PEO 3) was our Interim CEO from September 11, 2023 through January 8, 2024. Massimo Calafiore (PEO 4) became our CEO on January 8, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Douglas C. Rice	Douglas C. Rice	Geoffrey C. Gillespie	Julie Andrews	Julie Andrews
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	J. Andrés Cedrón	J. Andrés Cedrón
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Geoffrey C. Gillespie	Patrick Fisher
Paul W. Gonsalves	Paul W. Gonsalves	John Bostjancic	Max Reinhardt	Aviva McPherron
		Douglas C. Rice	Lucas Vitale
		Puja Leekha	Kimberley A. Elting
Patrick L. Keran

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 4 ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR PEO 4 ($)	INCLUSION OF EQUITY VALUES FOR PEO 4 ($)	COMPENSATION ACTUALLY PAID TO PEO 4 ($)

2025	7,310,039	(5,999,997)	1,970,962	3,281,004

Non-PEO NEO Average Total Compensation Amount			$ 2,171,158	$ 2,690,777	$ 2,275,647	$ 2,133,026	$ 1,791,220
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,240,060	3,049,603	521,034	1,363,185	673,740
Adjustment to Non-PEO NEO Compensation Footnote

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)

2025	2,171,158	(1,437,506)	506,408	1,240,060

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to the TSR performance of our common stock and the TSR performance of the Peer Group. The TSR performance amounts in the graph assume that $100 was invested beginning on December 31, 2020 and that all distributions or dividends were reinvested, where applicable.

Compensation Actually Paid vs. Net Income			The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of the “Compensation Actually Paid” to our Non-PEO NEOs to our net income.
Compensation Actually Paid vs. Company Selected Measure			The following graph shows the relationship of “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to companywide net sales.
Total Shareholder Return Vs Peer Group

The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to the TSR performance of our common stock and the TSR performance of the Peer Group. The TSR performance amounts in the graph assume that $100 was invested beginning on December 31, 2020 and that all distributions or dividends were reinvested, where applicable.

Tabular List, Table

Most Important Financial Metrics to Link Compensation to Performance:
CEO and CFO	Other NEOs

Companywide Net Sales	Companywide Net Sales
Adjusted EBITDA	Adjusted EBITDA
Relative TSR	Relative TSR

Total Shareholder Return Amount			$ 35.27	37.81	29.19	44.46	67.32
Peer Group Total Shareholder Return Amount			103.59	150.42	130.16	120.91	169.55
Net Income (Loss)			$ (92,190,000)	$ (126,000,000)	$ (151,400,000)	$ (19,750,000)	$ (38,380,000)
Company Selected Measure Amount			822,310,000	799,490,000	746,640,000	460,710,000	464,480,000
PEO Name	Catherine Burzik	Keith C. Valentine						Massimo Calafiore	Jon C. Serbousek
Measure:: 1
Pay vs Performance Disclosure
Name			Companywide Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			Companywide Net Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name			Relative TSR
PEO 1
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 15,628,123	$ 6,316,051	$ 5,340,865
PEO Actually Paid Compensation Amount					2,339,023	$ 5,003,168	$ 723,446
PEO 2
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,484,267
PEO Actually Paid Compensation Amount					(1,199,925)
PEO 3
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 41,804	2,615,890
PEO Actually Paid Compensation Amount				94,783	$ 2,578,673
PEO 4
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,310,039	10,629,953
PEO Actually Paid Compensation Amount			3,281,004	$ 14,627,008
PEO | PEO 4 | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,970,962
PEO | PEO 4 | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,999,997)
PEO | PEO 4 | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,394,888
PEO | PEO 4 | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,408,408)
PEO | PEO 4 | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,518)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			506,408
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,437,506)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			813,358
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(240,475)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (66,475)